ROC ETF
Schedule of Investments
April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 1.9%
405	Axon Enterprise, Inc. (a)	$85,338
634	Mercury Systems, Inc. (a)	30,223
		115,561
Air Freight & Logistics - 1.0%
341	United Parcel Service, Inc. - Class B	61,315

Apparel, Accessories & Luxury Goods - 0.5%
264	Ralph Lauren Corp.	30,305

Application Software - 4.4%
430	Cadence Design Systems, Inc. (a)	90,064
93	Ceridian HCM Holding, Inc. (a)	5,904
282	Intuit, Inc.	125,194
63	Paylocity Holding Corp. (a)	12,177
184	Salesforce, Inc. (a)	36,500
		269,839
Asset Management & Custody Banks - 1.8%
1,126	Franklin Resources, Inc.	30,267
1,455	KKR & Co., Inc.	77,217
		107,484
Automotive Retail - 1.5%
24	AutoZone, Inc. (a)	63,919
428	CarMax, Inc. (a)	29,973
		93,892
Biotechnology - 2.2%
446	Alnylam Pharmaceuticals, Inc. (a)	88,843
437	Neurocrine Biosciences, Inc. (a)	44,154
		132,997
Broadline Retail - 3.6%
2,071	Amazon.com, Inc. (a)	218,387

Building Products - 0.1%

112	Trex Co., Inc. (a)	6,122

Cable & Satellite - 1.5%
2,019	Comcast Corp. - Class A	83,526
324	Liberty Media Corp. - Liberty SiriusXM - Class A (a)	9,104
		92,630
Cargo Ground Transportation - 1.9%
531	JB Hunt Transport Services, Inc.	93,079
337	RXO, Inc. (a)	6,096
351	XPO, Inc. (a)	15,507
		114,682
Consumer Staples Merchandise Retail - 5.7%
178	Costco Wholesale Corp.	89,573
656	Target Corp.	103,484
1,021	Walmart, Inc.	154,140
		347,197

ROC ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Diversified Banks - 2.2%
980	JPMorgan Chase & Co.	$135,475

Diversified Support Services - 1.9%
1,494	Copart, Inc. (a)	118,101

Electrical Components & Equipment - 0.1%
429	Vertiv Holdings Co.	6,401

Electronic Components - 0.8%
642	Amphenol Corp. - Class A	48,452

Electronic Equipment & Instruments - 0.5%
209	Keysight Technologies, Inc. (a)	30,230

Footwear - 1.0%
476	NIKE, Inc. - Class B	60,319

Health Care Equipment - 0.4%
266	QuidelOrtho Corp. (a)	23,927

Health Care Technology - 0.4%
896	Teladoc Health, Inc. (a)	23,771

Home Improvement Retail - 2.8%
559	Home Depot, Inc.	168,002

Hotels, Resorts & Cruise Lines - 1.3%
455	Marriott International, Inc. - Class A	77,050

Industrial Machinery & Supplies & Components - 1.3%
317	Illinois Tool Works, Inc.	76,695

Insurance Brokers - 0.8%
753	Brown & Brown, Inc.	48,486

Integrated Telecommunication Services - 1.8%
2,782	Verizon Communications, Inc.	108,025

Internet Services & Infrastructure - 1.5%
419	Okta, Inc. (a)	28,714
303	Snowflake, Inc. - Class A (a)	44,868
277	Twilio, Inc. - Class A (a)	14,573
		88,155
Investment Banking & Brokerage - 1.8%
2,033	Charles Schwab Corp.	106,204

Leisure Products - 0.5%
352	Brunswick Corp.	29,846

ROC ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Life & Health Insurance - 0.7%
926	Sun Life Financial, Inc. ADR (b)	$45,448

Managed Health Care - 2.3%
283	UnitedHealth Group, Inc.	139,261

Metal, Glass & Plastic Containers - 0.1%
118	Silgan Holdings, Inc.	5,813

Movies & Entertainment - 2.6%
1,544	Walt Disney Co. (a)	158,260

Multi-Sector Holdings - 4.2%
773	Berkshire Hathaway, Inc. - Class B (a)	253,969

Multi-Utilities - 0.7%
460	WEC Energy Group, Inc.	44,238

Oil & Gas Storage & Transportation - 2.7%
901	ONEOK, Inc.	58,934
3,489	Williams Cos., Inc.	105,577
		164,511
Packaged Foods & Meats - 3.7%
598	Campbell Soup Co.	32,471
397	Hershey Co.	108,405
1,027	Mondelez International, Inc. - Class A	78,791
1	Seaboard Corp.	3,941
		223,608
Paper & Plastic Packaging Products & Materials - 0.5%
1,232	Graphic Packaging Holding Co.	30,381

Pharmaceuticals - 5.6%
317	Jazz Pharmaceuticals PLC ADR (a)(b)	44,529
4,068	Pfizer, Inc.	158,205
771	Zoetis, Inc.	135,526
		338,260
Real Estate Services - 0.6%
461	CBRE Group, Inc. - Class A (a)	35,340

Regional Banks - 1.9%
55	Cullen/Frost Bankers, Inc.	6,064
837	Pinnacle Financial Partners, Inc.	45,391
1,914	Truist Financial Corp.	62,358
		113,813
Restaurants - 0.7%
742	Yum China Holdings, Inc.	45,396

ROC ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Semiconductor Materials & Equipment - 0.2%
109	MKS Instruments, Inc.	$9,142

Semiconductors - 5.7%
410	Advanced Micro Devices, Inc. (a)	36,642
1,399	Intel Corp.	43,453
436	NVIDIA Corp.	120,986
777	Qualcomm, Inc.	90,754
87	Skyworks Solutions, Inc.	9,213
214	Texas Instruments, Inc.	35,781
88	Universal Display Corp.	11,744
		348,573
Systems Software - 5.8%
998	Microsoft Corp.	306,645
3,081	UiPath, Inc. - Class A (a)	43,380
		350,025
Technology Distributors - 0.2%
54	CDW Corp.	9,158

Technology Hardware, Storage & Peripherals - 7.3%
2,158	Apple, Inc.	366,169
2,555	HP, Inc.	75,909
		442,078
Trading Companies & Distributors - 1.2%
614	Fastenal Co.	33,058
117	United Rentals, Inc.	42,250
		75,308
Transaction & Payment Processing Services - 2.2%
580	Visa, Inc. - Class A	134,983

Wireless Telecommunication Services - 2.8%
1,175	T-Mobile U.S., Inc. (a)	169,083

	TOTAL COMMON STOCKS (Cost $6,117,913)	5,876,198

REAL ESTATE INVESTMENT TRUSTS - 2.8%
Health Care REITs - 0.7%
4,414	Medical Properties Trust, Inc.	38,711

Industrial REITs - 1.5%
737	Prologis, Inc.	92,309

Office REITs - 0.1%
256	SL Green Realty Corp.	6,060

Retail REITs - 0.5%
309	Federal Realty Investment Trust	30,557
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $210,477)	167,637

ROC ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 0.3%
17,382	First American Government Obligations Fund - Class X, 4.73% (c)	$17,382
	TOTAL MONEY MARKET FUNDS (Cost $17,382)	17,382

	TOTAL INVESTMENTS (Cost $6,345,772) - 100.0%	6,061,217
	Other Assets in Excess of Liabilities - 0.0% (b)	2,840
	TOTAL NET ASSETS - 100.0%	$6,064,057

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

ROC ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2023,the Fund did not hold any securities that required fair valuation.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ROC ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ROC ETF
Assets*
Common Stocks	$5,876,198	$-	$-	$5,876,198
Real Estate Investment Trusts	167,637	-	-	167,637
Money Market Funds	17,382	-	-	17,382
Total Investments in Securities	$6,061,217	$-	$-	$6,061,217

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended April 30, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.